INCOME TAXES (Schedule of Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Current	$ 2,558	$ 9,207	$ 10,042
Deferred	5,856	(1,130)	(4,093)
Domestic	3,033	4,906	5,208
Foreign	5,381	3,171	741
Income tax expense	$ 8,414	$ 8,077	$ 5,949